COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) € / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 06, 2022 USD ($)	Aug. 19, 2022 shares	Sep. 30, 2022 USD ($) shares	Jul. 13, 2022 EUR (€) € / shares
IfrsStatementLineItems [Line Items]
Convertible note				€ 600,000
Interest rate				7.00%
Conversion of debt				€ 20,000,000
Conversion of debt into shares				€ 5,000,000
Share price, per share | € / shares				€ 363.00
Number of shares issued | shares			2,425,999
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Aggregate value | $	$ 30,000
Number of shares issued | shares		94,508	94,508
Commitment fee | $			$ 900